INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2024	2023
Patent	$246,600	$253,440
Software	41,319	42,465
Less: accumulated amortization	(271,392)	(270,426)
Intangible assets, net	$16,528	$25,479

Schedule of estimated future amortization expense

Amortization
Years ending December 31,	expense
2025	8,264
2026	8,264
Total	$16,528